Convertible Bond and Detachable Warrants (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			6 Months Ended
	Mar. 01, 2022 $ / shares	Jan. 26, 2022 $ / shares shares	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2024 USD ($) $ / shares shares	Mar. 12, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Nov. 29, 2023 shares	Jul. 31, 2023 CNY (¥) shares	Jul. 31, 2023 USD ($) shares	Jun. 07, 2023 $ / shares	Jan. 24, 2023 $ / shares	Oct. 25, 2022 $ / shares	Aug. 29, 2022 $ / shares
Convertible Bond and Detachable Warrants [Line Items]
Ordinary shares, per value					$ 3.37	$ 3.37				$ 8.4	$ 15.6	$ 27.6	$ 54
Net proceeds (in Dollars) | $				$ 2,635
Interest rate percentage			12.00%	12.00%
Effect of share consolidation				$ 240
Principle balance (in Dollars) | $									$ 2,275
Accrued interest								¥ 18,892	$ 387
Purchase of warrant (in Shares) | shares							1
cash (in Dollars) | $					$ 61
Purchase aggregate of shares (in Shares) | shares			12,215,358	12,215,358
Warrant issuance amount (in Yuan Renminbi) | ¥			¥ 11,020
Warrant liability (in Shares) | shares			3,844,000	3,844,000
Series A Warrant [Member]
Convertible Bond and Detachable Warrants [Line Items]
Ordinary shares, per value		$ 972
Series B Warrant [Member]
Convertible Bond and Detachable Warrants [Line Items]
Ordinary shares, per value		240
Purchase of warrant (in Shares) | shares					20,000
JAK Warrant [Member]
Convertible Bond and Detachable Warrants [Line Items]
Ordinary shares, per value		$ 972
Securities Purchase Agreement [Member]
Convertible Bond and Detachable Warrants [Line Items]
Offering shares (in Shares) | shares		3,000,000
Senior Convertible Bond [Member]
Convertible Bond and Detachable Warrants [Line Items]
Senior convertible bond percentage		8.00%
Convertible Bond and Detachable Warrants [Member]
Convertible Bond and Detachable Warrants [Line Items]
Bond matures description			The Bond matures on January 25, 2023 and pays interest in cash at the rate of 8.0% per annum, payable quarterly on January 1, April 1, July 1 and October 1, beginning on April 1, 2022.	The Bond matures on January 25, 2023 and pays interest in cash at the rate of 8.0% per annum, payable quarterly on January 1, April 1, July 1 and October 1, beginning on April 1, 2022.
Conversion price			125.00%	125.00%
Percentage of weighted average price			100.00%	100.00%
Conversion price										$ 15.6	$ 27.6	$ 54	$ 72
JAK Warrants [Member]
Convertible Bond and Detachable Warrants [Line Items]
Conversion price						$ 15.6
JAK Warrants [Member]
Convertible Bond and Detachable Warrants [Line Items]
Effect of share consolidation	$ 72
Class A Ordinary Shares [Member]
Convertible Bond and Detachable Warrants [Line Items]
Shares issued (in Shares) | shares			1,319,644	1,319,644		611,778		234,121	234,121
Purchase of warrant (in Shares) | shares					25,000